Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Dec. 31, 2019
Unusual or Infrequent Items, or Both [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

16.	Unusual or Infrequent Items Impacting Quarterly Results.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and three additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million.